LIABILITIES TO BANKS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2013
Liabilities To Banks and Others [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Composition:

	December 31, 2013	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
	Interest rate		December 31, 2013			December 31, 2012
	%

	3.5-5.9	NIS - Unlinked	$795,501	$18,972	$60,578	$57,983

	Libor + 4.05%	USD -Unlinked	4,023	4,023	-	4,000

	Libor + 3.5%	USD -Unlinked	2,904	1,055	1,849	-

		Other	20	-	20	2,676

Total			$86,497	$24,050	$62,447	$64,659

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturity dates:

	December 31,
	2012	2013

First year (current maturities)	$15,667	$24,050
Second year	17,623	22,829
Third year	15,899	16,860
Fourth year	12,049	13,116
Fifth year and thereafter	19,088	9,642

Total	$80,326	$86,497